Segment information (Tables)	12 Months Ended
Jun. 30, 2024
Schedule of lines of business of groups operations center
	06.30.2024
	Agricultural business (I)	Urban Properties and Investment business (II)	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income/ Financial Position
Revenues	384,487	270,550	655,037	(1,453)	59,447	(1,658)	711,373
Costs	(323,676)	(48,891)	(372,567)	161	(60,637)	-	(433,043)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	5,339	-	5,339	-	-	710	6,049
Changes in the net realizable value of agricultural products after harvest	7,174	-	7,174	-	-	-	7,174
Gross profit / (loss)	73,324	221,659	294,983	(1,292)	(1,190)	(948)	291,553
Net loss from fair value adjustment of investment properties	(7,454)	(341,584)	(349,038)	364	-	-	(348,674)
Gain from disposal of farmlands	52,612	-	52,612	-	-	-	52,612
General and administrative expenses	(33,678)	(51,453)	(85,131)	173	-	107	(84,851)
Selling expenses	(43,768)	(17,491)	(61,259)	133	-	742	(60,384)
Other operating results, net	27,904	(7,014)	20,890	(21)	419	86	21,374
Management fees	-	-	-	-	(7,866)	-	(7,866)
Profit / (loss) from operations	68,940	(195,883)	(126,943)	(643)	(8,637)	(13)	(136,236)
Share of (loss) / profit of associates and joint ventures	(1,084)	33,760	32,676	277	-	-	32,953
Segment profit / (loss)	67,856	(162,123)	(94,267)	(366)	(8,637)	(13)	(103,283)

Reportable assets	729,735	1,944,113	2,673,848	685	-	798,578	3,473,111
Reportable liabilities (*)	-	-	-	-	-	(1,909,201)	(1,909,201)
Net reportable assets	729,735	1,944,113	2,673,848	685	-	(1,110,623)	1,563,910
	06.30.2023
	Agricultural business (I)	Urban Properties and Investment business (II)	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income/ Financial Position
Revenues	378,132	268,627	646,759	(1,687)	64,781	(2,441)	707,412
Costs	(313,801)	(49,365)	(363,166)	736	(65,950)	-	(428,380)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(5,628)	-	(5,628)	-	-	819	(4,809)
Changes in the net realizable value of agricultural products after harvest	(9,431)	-	(9,431)	-	-	-	(9,431)
Gross profit / (loss)	49,272	219,262	268,534	(951)	(1,169)	(1,622)	264,792
Net loss from fair value adjustment of investment properties	(8,804)	(190,751)	(199,555)	7,559	-	-	(191,996)
Gain from disposal of farmlands	55,825	-	55,825	-	-	-	55,825
General and administrative expenses	(31,550)	(72,549)	(104,099)	250	-	643	(103,206)
Selling expenses	(34,723)	(16,860)	(51,583)	101	-	1,118	(50,364)
Other operating results, net	(6,486)	(27,061)	(33,547)	(93)	614	(92)	(33,118)
Management fees	-	-	-	-	(17,683)	-	(17,683)
Profit / (loss) from operations	23,534	(87,959)	(64,425)	6,866	(18,238)	47	(75,750)
Share of (loss) / profit of associates and joint ventures	(3,853)	14,449	10,596	(4,722)	-	(5)	5,869
Segment profit / (loss)	19,681	(73,510)	(53,829)	2,144	(18,238)	42	(69,881)

Reportable assets	784,053	2,358,968	3,143,021	(13,050)	-	842,993	3,972,964
Reportable liabilities (*)	-	-	-	-	-	(2,178,387)	(2,178,387)
Net reportable assets	784,053	2,358,968	3,143,021	(13,050)	-	(1,335,394)	1,794,577
	06.30.2022
	Agricultural business (I)	Urban property and investment business (II)	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income / Financial Position
Revenues	515,872	204,987	720,859	(1,860)	53,349	(4,644)	767,704
Costs	(461,761)	(42,851)	(504,612)	729	(55,055)	-	(558,938)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	145,804	-	145,804	-	-	1,535	147,339
Changes in the net realizable value of agricultural products after harvest	(16,007)	-	(16,007)	-	-	-	(16,007)
Gross profit / (loss)	183,908	162,136	346,044	(1,131)	(1,706)	(3,109)	340,098
Net gain/ (loss) from fair value adjustment of investment properties	19,707	102,522	122,229	10,588	-	-	132,817
Gain from disposal of farmlands	44,088	-	44,088	-	-	-	44,088
General and administrative expenses	(30,340)	(42,987)	(73,327)	214	-	650	(72,463)
Selling expenses	(43,895)	(17,958)	(61,853)	43	-	3,016	(58,794)
Other operating results, net	(6,714)	225	(6,489)	-	447	(89)	(6,131)
Management fees	-	-	-	-	(33,388)	-	(33,388)
Profit/ (loss) from operations	166,754	203,938	370,692	9,714	(34,647)	468	346,227
Share of profit of associates and joint ventures	1,294	3,732	5,026	(6,588)	-	-	(1,562)
Segment profit/ (loss)	168,048	207,670	375,718	3,126	(34,647)	468	344,665

Reportable assets	730,284	2,610,609	3,340,893	(11,830)	-	909,751	4,238,814
Reportable liabilities (*)	-	-	-	-	-	(2,582,553)	(2,582,553)
Net reportable assets	730,284	2,610,609	3,340,893	(11,830)	-	(1,672,802)	1,656,261

Schedule of segments of the agriculture
	06.30.2023
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	278,373	-	-	99,759	378,132
Costs	(249,942)	(275)	-	(63,584)	(313,801)

Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(5,628)	-	-	-	(5,628)
Changes in the net realizable value of agricultural products after harvest	(9,431)	-	-	-	(9,431)
Gross profit / (loss)	13,372	(275)	-	36,175	49,272
Net loss from fair value adjustment of investment properties	-	(8,804)	-	-	(8,804)
Gain from disposal of farmlands	-	55,825	-	-	55,825
General and administrative expenses	(17,480)	(52)	(5,187)	(8,831)	(31,550)
Selling expenses	(25,498)	(48)	-	(9,177)	(34,723)
Other operating results, net	625	(9,385)	-	2,274	(6,486)
(Loss) / profit from operations	(28,981)	37,261	(5,187)	20,441	23,534
Share of loss of associates and joint ventures	(628)	-	-	(3,225)	(3,853)
Segment (loss) / profit	(29,609)	37,261	(5,187)	17,216	19,681

Investment properties	-	97,556	-	-	97,556
Property, plant and equipment	462,669	2,203	-	3,934	468,806
Investments in associates	6,216	-	-	3,199	9,415
Other reportable assets	152,532	-	-	55,744	208,276
Reportable assets	621,417	99,759	-	62,877	784,053
	06.30.2022
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	409,042	-	-	106,830	515,872
Costs	(383,436)	(385)	-	(77,940)	(461,761)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	145,804	-	-	-	145,804
Changes in the net realizable value of agricultural products after harvest	(16,007)	-	-	-	(16,007)
Gross profit / (loss)	155,403	(385)	-	28,890	183,908
Net gain from fair value adjustment of investment properties	-	19,707	-	-	19,707
Gain from disposal of farmlands	-	44,088	-	-	44,088
General and administrative expenses	(18,134)	(64)	(5,919)	(6,223)	(30,340)
Selling expenses	(34,908)	(1,514)	-	(7,473)	(43,895)
Other operating results, net	(16,798)	8,578	-	1,506	(6,714)
Profit / (loss) from operations	85,563	70,410	(5,919)	16,700	166,754
Share of profit of associates and joint ventures	862	-	-	432	1,294
Segment profit / (loss)	86,425	70,410	(5,919)	17,132	168,048

Investment properties	-	109,505	-	-	109,505
Property, plant and equipment	373,369	2,211	-	1,698	377,278
Investments in associates	8,003	-	-	5,993	13,996
Other reportable assets	172,356	-	-	57,149	229,505
Reportable assets	553,728	111,716	-	64,840	730,284

Summary of urban properties and investments
	06.30.2024
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	179,650	16,243	9,246	61,569	3,842	270,550
Costs	(10,714)	(1,182)	(5,344)	(28,939)	(2,712)	(48,891)
Gross profit	168,936	15,061	3,902	32,630	1,130	221,659
Net loss from fair value adjustment of investment properties	(14,936)	(69,585)	(256,774)	-	(289)	(341,584)
General and administrative expenses	(21,608)	(2,062)	(8,810)	(9,342)	(9,631)	(51,453)
Selling expenses	(9,007)	(180)	(3,236)	(4,205)	(863)	(17,491)
Other operating results, net	(2,840)	(63)	(3,805)	(1,131)	825	(7,014)
Profit / (Loss) from operations	120,545	(56,829)	(268,723)	17,952	(8,828)	(195,883)
Share of profit of associates and joint ventures	-	-	-	-	33,760	33,760
Segment profit / (loss)	120,545	(56,829)	(268,723)	17,952	24,932	(162,123)

Investment and trading properties	690,300	303,571	747,859	-	2,261	1,743,991
Property, plant and equipment	2,176	324	(18,987)	30,701	3,001	17,215
Investment in associates and joint ventures	-	-	-	-	124,373	124,373
Other reportable assets	934	708	54,089	680	2,123	58,534
Reportable assets	693,410	304,603	782,961	31,381	131,758	1,944,113
	06.30.2023
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	176,246	17,031	16,280	55,596	3,474	268,627
Costs	(11,937)	(1,408)	(4,952)	(28,296)	(2,772)	(49,365)
Gross profit	164,309	15,623	11,328	27,300	702	219,262
Net loss from fair value adjustment of investment properties	(41,496)	(18,409)	(130,426)	-	(420)	(190,751)
General and administrative expenses	(24,826)	(3,102)	(9,511)	(12,168)	(22,942)	(72,549)
Selling expenses	(8,055)	(383)	(4,172)	(3,819)	(431)	(16,860)
Other operating results, net	(2,173)	(256)	(3,284)	(531)	(20,817)	(27,061)
Profit / (Loss) from operations	87,759	(6,527)	(136,065)	10,782	(43,908)	(87,959)
Share of profit of associates and joint ventures	-	-	-	-	14,449	14,449
Segment profit / (loss)	87,759	(6,527)	(136,065)	10,782	(29,459)	(73,510)

Investment and trading properties	694,077	435,399	1,014,874	-	2,987	2,147,337
Property, plant and equipment	2,173	13,186	19,074	34,296	3,258	71,987
Investment in associates and joint ventures	-	-	-	-	106,622	106,622
Other reportable assets	1,471	1,271	27,341	739	2,200	33,022
Reportable assets	697,721	449,856	1,061,289	35,035	115,067	2,358,968
	06.30.2022
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	138,836	24,357	5,975	34,441	1,378	204,987
Costs	(11,974)	(2,347)	(4,653)	(19,808)	(4,069)	(42,851)
Gross profit / (loss)	126,862	22,010	1,322	14,633	(2,691)	162,136
Net gain / (loss) from fair value adjustment of investment properties	4,429	(42,162)	139,774	-	481	102,522
General and administrative expenses	(22,923)	(3,052)	(8,474)	(5,847)	(2,691)	(42,987)
Selling expenses	(6,784)	(625)	(7,385)	(2,723)	(441)	(17,958)
Other operating results, net	(1,137)	(184)	(384)	(473)	2,403	225
Profit / (Loss) from operations	100,447	(24,013)	124,853	5,590	(2,939)	203,938
Share of profit of associates and joint ventures	-	-	-	-	3,732	3,732
Segment profit / (loss)	100,447	(24,013)	124,853	5,590	793	207,670

Investment and trading properties	735,027	535,512	1,115,773	-	3,444	2,389,756
Property, plant and equipment	2,090	33,455	19,079	35,554	8,586	98,764
Investment in associates and joint ventures	-	-	-	-	92,733	92,733
Other reportable assets	1,490	1,274	23,900	481	2,211	29,356
Reportable assets	738,607	570,241	1,158,752	36,035	106,974	2,610,609